SHARE WARRANT OBLIGATIONS - Fair Value Assumptions (Details)					9 Months Ended	12 Months Ended
	Sep. 30, 2023 $ / shares	Jul. 19, 2023 $ / shares	Jan. 17, 2023 $ / shares	Dec. 16, 2022 $ / shares	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares
Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant price ($) (in USD per share)	$ 0.52				$ 0.52	$ 0.7
Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant price ($) (in USD per share)	0.15				0.15	0.45
Option Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)	11.50				11.50	11.50
Share price ($) (in USD per share)	1.91				$ 1.91	$ 2.24
Expected warrant life (years)					2 years 6 months 29 days	3 years 3 months 29 days
Option Pricing Model | Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)	2.81	$ 2.81	$ 2.80	$ 2.80	$ 2.81
Share price ($) (in USD per share)	$ 2.58	$ 2.78	$ 2.49	$ 2.54	$ 2.58
Expected warrant life (years)	4 years 9 months 14 days	5 years	5 years	5 years
Option Pricing Model | Warrant | Volatility (%) | Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.57	0.57	0.45	0.44	0.57
Option Pricing Model | Warrant | Volatility (%) | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.53				0.53	0.50
Option Pricing Model | Warrant | Risk-free interest rate (%) | Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.0429	0.0376	0.0295	0.0307	0.0429
Option Pricing Model | Warrant | Risk-free interest rate (%) | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.0474				0.0474	0.0368
Amazon Logistics, Inc. | Option Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)	$ 5.66				$ 5.66	$ 5.66
Share price ($) (in USD per share)	$ 1.91				$ 1.91	$ 2.24
Expected warrant life (years)					4 years 9 months	5 years 6 months
Amazon Logistics, Inc. | Option Pricing Model | Warrant | Volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.57				0.57	0.43
Amazon Logistics, Inc. | Option Pricing Model | Warrant | Risk-free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.0430				0.0430	0.0338